Employee Benefits - Changes in the present value defined benefit obligation, incentive plans and vacation (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in present value of defined benefit obligation
Opening defined benefit obligation, January 1,	$ 8,851
Closing defined benefit obligation	7,676	$ 8,851
Changes in provisions for incentive plans
Balances as of January 1,	37,868	34,307
Provisions established	36,171	37,339
Provisions used	(32,311)	(33,778)
Balances as of December 31,	41,728	37,868
Changes in provisions for vacation
Balances as of January 1,	25,539	25,480
Provisions established	5,626	5,932
Provisions used	(6,006)	(5,873)
Balances as of December 31,	25,159	25,539
Staff Severance Indemnities Plan
Changes in present value of defined benefit obligation
Opening defined benefit obligation, January 1,	8,851	10,728
Contributions by the employer	257	428
Benefits paid	(1,268)	(2,136)
Actuarial gains and losses	(164)	(169)
Closing defined benefit obligation	$ 7,676	$ 8,851